Description of Business and Basis of Presentation - Additional Information (Detail)				0 Months Ended	12 Months Ended																		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Investments in Greater Than 20% [Member]	Dec. 31, 2013 Investments in Less Than 20% [Member]	Mar. 28, 2013 Eagle Ford System [Member]	Dec. 31, 2013 Eagle Ford System [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Mar. 31, 2014 Eagle Ford System [Member]	Mar. 31, 2013 Eagle Ford System [Member]	Mar. 26, 2013 Eagle Ford System [Member]	Mar. 14, 2013 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Feb. 29, 2012 Eagle Ford System [Member]	Mar. 28, 2014 Lucerne 1 [Member] MMcf	Dec. 31, 2013 Eagle Plant [Member]	Dec. 31, 2013 Collbran Valley Gas Gathering [Member]	Dec. 31, 2013 Discovery Producer Services LLC [Member]	Dec. 31, 2013 Mont Belvieu Enterprise Fractionator [Member]	Dec. 31, 2013 Mont Belvieu 1 Fractionator [Member]	Dec. 31, 2013 Front Range Pipeline [Member]	Dec. 31, 2013 Phillips 66 [Member]	Dec. 31, 2013 Spectra Energy [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member]	Dec. 31, 2013 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 13, 2012 Southeast Texas [Member]	Feb. 29, 2012 Southeast Texas [Member]	Dec. 31, 2013 Texas Express [Member]
Business Acquisition [Line Items]
Ownership interest percentage in subsidiary				80.00%	80.00%	80.00%																	100.00%	100.00%				10.00%
Ownership interest percentage		20.00%	20.00%						33.33%			33.33%		100.00%	75.00%	40.00%	12.50%	20.00%	33.33%
Ownership interest acquired				46.67%	46.67%	33.33%	20.00%	46.67%		46.67%	33.33%		100.00%												66.67%	66.67%	33.33%
Capacity													0
Ownership interest percentage by parent	100.00%																			50.00%	50.00%	23.00%